As filed with the Securities and Exchange Commission on April 6, 2009.
Registration Nos.

333-136597
811-08946

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 13	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 233	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Copies of all communications to:

Brandon J. Cage	Jeffrey S. Puretz, Esq
Pacific Life Insurance Company	Dechert LLP
P.O. Box 9000	1775 Eye Street, N.W.
Newport Beach, CA 92658-9030	Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 1, 2009 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on ______________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Voyages individual flexible premium variable annuity contracts.

Filing Fee: None

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 12 to Registration Statement No. 333-136597 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on February 9, 2009. Post-Effective Amendment No. 12 was scheduled to become effective on April 10, 2009. The contents of Post-Effective Amendment No. 12 are incorporated by reference herein. As stated on the cover page to this filing, this Post-Effective Amendment No. 13 is intended to become effective on May 1, 2009.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No.  13 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 6th day of April, 2009.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:

James T. Morris*
Director, Chairman, President and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:

James T. Morris*
Director, Chairman, President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 13 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Director, Chairman, President and Chief Executive Officer	April 6, 2009
Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	April 6, 2009
Sharon A. Cheever*	Director, Senior Vice President and General Counsel	April 6, 2009
Audrey L. Milfs*	Director, Vice President and Secretary	April 6, 2009
Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	April 6, 2009
Brian D. Klemens*	Vice President and Controller	April 6, 2009
Dewey P. Bushaw*	Executive Vice President	April 6, 2009

*By:	/s/ SHARON A. CHEEVER	April 6, 2009

Sharon A. Cheever as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 12 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-136597 Accession No. 0000892569-09-000061 filed on February 9, 2009, as Exhibit 13.)